Segmented info (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 41,431	$ 2,062
Other income	54	108
Finance income	26,749	10,188	$ 401
Finance expense	1,092,881	645,162	493,807
Depreciation and amortization	309,022	248,743	198,824
Reportable segment loss	(8,131,197)	(2,300,571)	(1,394,641)
Reportable segment assets	8,046,003	4,274,817
Reportable segment liabilities	$ 10,247,425	9,306,760
Number of reportable segments | segment	3
Number of operating segments | segment	3
Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	$ 41,431	2,062
Other income	55
Finance income	26,749	10,188	401
Finance expense	1,092,881	645,162	493,807
Depreciation and amortization	309,022	248,743	198,824
Reportable segment loss	(8,127,347)	(2,300,571)	(1,394,641)
Loss before income tax expense	(8,127,347)	(2,300,571)	(1,394,641)
Reportable segment assets	8,043,909	4,273,340
Reportable segment liabilities	10,243,144	9,306,760
Reportable segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	41,431	2,062
Reportable segment loss	(8,127,347)	(2,300,571)	(1,394,641)
Reportable segment assets	34,235,787	4,273,340
Reportable segment liabilities	22,939,779	9,306,760
Reportable segments [member] | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Reportable segment assets	(26,191,878)
Reportable segment liabilities	(12,696,635)
Cultivation
Disclosure of operating segments [line items]
Finance income	26,659	10,187	399
Finance expense	1,082,372	645,162	493,807
Depreciation and amortization	308,544	248,743	198,824
Reportable segment loss	(5,331,600)	(2,298,310)	(1,394,611)
Loss before income tax expense	(5,331,600)	(2,298,310)	(1,394,611)
Reportable segment assets	4,127,138	4,253,676
Reportable segment liabilities	3,020,730	9,305,736
Cultivation | Operating segments [member]
Disclosure of operating segments [line items]
Reportable segment loss	(5,331,600)	(2,298,310)	(1,394,611)
Reportable segment assets	4,127,138	4,253,676
Reportable segment liabilities	10,602,945	9,305,736
Cultivation | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Reportable segment liabilities	(7,582,575)
Distribution
Disclosure of operating segments [line items]
Revenue	41,431	2,062
Other income	55
Finance income	90	1	2
Depreciation and amortization	478
Reportable segment loss	(1,775,923)	(2,261)	(30)
Loss before income tax expense	(1,775,923)	(2,261)	(30)
Reportable segment assets	3,716,771	19,664
Reportable segment liabilities	323,129	1,024
Distribution | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	41,431	2,062
Reportable segment loss	(1,775,923)	(2,261)	$ (30)
Reportable segment assets	4,082,801	19,664
Reportable segment liabilities	5,437,189	$ 1,024
Distribution | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Reportable segment assets	(366,030)
Reportable segment liabilities	(5,114,060)
Corporate
Disclosure of operating segments [line items]
Finance expense	10,509
Reportable segment loss	(1,019,823)
Loss before income tax expense	(1,019,823)
Reportable segment assets	205,797
Reportable segment liabilities	6,899,644
Corporate | Operating segments [member]
Disclosure of operating segments [line items]
Reportable segment loss	(1,019,823)
Reportable segment assets	26,025,848
Reportable segment liabilities	6,899,644
Corporate | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Reportable segment assets	(25,825,848)
Corporates
Disclosure of operating segments [line items]
Reportable segment assets	200,000
Reportable segment
Disclosure of operating segments [line items]
Reportable segment assets	8,043,909
Reportable segment liabilities	$ 10,243,143